Summary of Significant Accounting Policies - Schedule of Class of Intangible Asset with a Finite Useful Life (Details)	12 Months Ended
Jun. 30, 2025
Trade Secrets [Member]
Schedule of Class of Intangible Asset With a Finite Useful Life [Line Items]
Class of Intangible Asset	20 years
Patents and Trademarks [Member]
Schedule of Class of Intangible Asset With a Finite Useful Life [Line Items]
Class of Intangible Asset	20 years